Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Warrants [Abstract]
Schedule of changes in warrants outstanding
	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	34,084	$30.60	—
Granted	3,333	15.00	—
Exercised	—	—	—
Outstanding at December 31, 2015	37,417	$29.24	$—

Granted	250,000	6.75	—
Exercised	—	—	—
Outstanding at December 31, 2016	287,417	$9.68	$—

Exercisable at December 31, 2015	37,417	—	—

Exercisable at December 31, 2016	37,417	—	—